Risk Management (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Promissory note, interest rate		4.00%
Vessel impairment charge			$ 3,998
Interest Rate Cap [Member]
Notional amount	$ 10,000
Percentage of interest cap rate	3.50%
Interest cap rate termination date	Jul. 18, 2022